ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	12 Months Ended
Mar. 31, 2024
ORGANIZATION AND BUSINESS DESCRIPTION
Schedule of subsidiaries of the company	Details of the subsidiaries of the Company as of March 31, 2024 were set out below:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
Eshallgo Inc	June 16, 2021	Cayman Islands	Parent, 100%	Investment holding

Junzhang Monarch Limited	June 30, 2021	Hong Kong	100%	Investment holding

Shanghai Eshallgo Enterprise Development (Group) Co., Ltd.	July 22, 2021	Shanghai, PRC	100%	WFOE, Investment holding

Junzhang Digital Technology (Shanghai) Co., Ltd.	April 23, 2015	Shanghai, PRC	VIE	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Beijing) Co., Ltd.	June 9, 2021	Beijing, PRC	VIE	Sale, leasing, and maintenance of office equipment

Shanghai Lixin Office Equipment Co., Ltd. (“Lixin”)	September 5, 2008	Shanghai, PRC	100%	Sale, leasing, and maintenance of office equipment

ESHALLGO Office Supplies (Shanghai) Co., Ltd. (“Shanghai”)	October 30, 2015	Shanghai, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Changchun ESHALLGO Information Technology Co, Ltd. (“Changchun”)	March 10, 2016	Changchun, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Shijiazhuang ESHALLGO Information Technology Co, Ltd. (“Shijiazhuang”)	February 26, 2016	Shijiazhuang, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Guangzhou ESHALLGO Office Equipment Leasing Co., Ltd. (“Guangzhou”)	July 12, 2016	Guangzhou, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Tianjin ESHALLGO Office Equipment Leasing Co., Ltd. (“Tianjin”)	December 6, 2016	Tianjin, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Ningbo Haishu ESHALLGO Junzhang Digital Technology Co., Ltd. (“Ningbo”)	October 19, 2016	Ningbo, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Zhengzhou Junzhang Office Equipment Co., Ltd. (“Zhengzhou”)	October 30, 2017	Zhengzhou, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Chengdu Junzhang digital Technology Co., Ltd. (“Chengdu”)	August 15, 2016	Chengdu, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Hefei Junzhang EESHALLGO Digital Products Co., Ltd. (“Hefei”)	July 27, 2017	Hefei, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Chongqing ESHALLGO Office Equipment Co., Ltd. (“Chongqing”)	December 30, 2016	Chengdu, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Beijing ESHALLGO Technology Development Co., Ltd. (“Beijing”)	March 28, 2016	Beijing, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Harbin ESHALLGO Information Technology Co., Ltd. (“Harbin”)	April 5, 2016	Harbin, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Xi’an ESHALLGO Information Technology Co., Ltd. (“Xi’an”)	March 22, 2017	Xi’an, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Shenzhen ESHALLGO Information Technology Co., Ltd.(“Shenzhen”)	August 19, 2016	Shenzhen, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Shanghai Changyun Industrial Development Co., Ltd. (“Changyun”)	December 29, 2020	Shanghai, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Hangzhou ESHALLGO Information Technology Co., Ltd. (“Hangzhou”)	January 22, 2016	Hangzhou, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Kunming ESHALLGO Information Technology Co., Ltd. (“Kunming”)	January 12, 2017	Kunming, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Qingdao ESHALLGO Information Technology Co., Ltd. (“Qingdao”)	March 29, 2016	Qingdao, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Qinghai ESHALLGO Information Technology Co., Ltd. (“Qinghai”)	June 21, 2018	Qinghai, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Nanjing) Co., Ltd. (“Nanjing”)*	May 12, 2021	Nanjing, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Suzhou) Co., Ltd. (“Su Zhou”)*	March 11, 2022	Jiangsu, PRC	55% owned by WFOE	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Changzhou) Co., Ltd. (“Changzhou”)*	June 9, 2022	Jiangsu, PRC	55% owned by WFOE	Sale, leasing, and maintenance of office equipment

Zibo ESHALLGO Information Technology Co., Ltd. (“Zibo”)*	July 25, 2022	Shandong, PRC	55% owned by WFOE	Sale, leasing, and maintenance of office equipment

*: as of the date of this report, there was no operations at these entities.

Schedule of financial statement amounts and balances of the VIEs included in the consolidated financial statements after elimination of intercompany transactions and balances

	March 31,	March 31,
	2024	2023
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$5,310,244	$4,856,560
Short-term investments	1,131,267	811,498
Accounts receivable, net	4,967,146	5,808,774
Accounts receivable - related parties	232,620	623,611
Advance to vendors, net	1,837,209	2,011,718
Advance to vendors - related parties	189,733	624,375
Inventories, net	1,963,166	2,306,846
Due from related parties	313,765	341,846
Finance receivables, net	100,564	141,275
Prepaid expenses and other current assets, net	1,895,276	608,048
TOTAL CURRENT ASSETS	17,940,990	18,134,551

Property and equipment, net	599,831	977,120
Right-of-use assets, net	346,995	443,238
Deferred tax assets, net	47,585	52,188
Long-term receivable, net	197,005	327,169
Finance receivables, net	96,961	143,014
Other non-current assets, net	324,723	494,738
TOTAL NONCURRENT ASSETS	1,613,100	2,437,467
TOTAL ASSETS	$19,554,090	$20,572,018

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES:
Short-term bank loan	$—	$145,603
Accounts payable	922,195	1,721,055
Accounts payable - related parties	1,387	9,530
Deferred revenue	598,661	584,644
Payroll payable	233,556	347,219
Taxes payable	268,710	283,632
Due to related parties	7,348	177,867
Accrued expenses and other current liabilities	105,159	204,485
Deferred tax liabilities	78	5,174
Operating lease liabilities	248,562	286,906
TOTAL CURRENT LIABILITIES	2,385,656	3,766,115

Operating lease liabilities	186,833	195,010
Other long-term payable	6,313	6,638
TOTAL NONCURRENT LIABILITIES	193,146	201,648
TOTAL LIABILITIES	2,578,802	3,967,763

	For the Years Ended
	March 31,
	2024	2023	2022
Net revenue	$16,963,957	$18,425,312	$23,875,331
Net income	850,176	1,277,103	2,896,975

	For the Years Ended
	March 31,
	2024	2023	2022
Net cash provided by operating activities	$2,225,194	$793,532	$216,343
Net cash provided by (used in) investing activities	(1,563,434)	1,162,959	(2,263,259)
Net cash provided by financing activities	36,924	443,497	699,371
Effect of exchange rate change on cash and cash equivalents	(245,000)	(210,709)	137,378
Net increase (decrease) in cash and cash equivalents	453,684	2,189,279	(1,210,167)
Cash and cash equivalents, beginning of year	4,856,560	2,667,281	3,877,448
Cash and cash equivalents, end of year	$5,310,244	$4,856,560	$2,667,281